Organization and Description of Business (Details) - Schedule of all inter-company balances and transactions	6 Months Ended
	Jun. 30, 2022
ReTo Eco-Solutions, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
REIT Holdings (China) Limited (“REIT Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Beijing REIT Ecological Engineering Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100.00%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	70.00%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Nanjing, China
Ownership Percentage	100.00%
REIT Q GREEN Machines Private Ltd (“REIT India”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51.00%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)* [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yancheng, China	[1]
Ownership Percentage	100.00%	[1]
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100.00%
Guangling REIT Ecological Cultural Tourism Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100.00%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xiong’an, China
Ownership Percentage	100.00%
REIT Technology Development Co., Ltd (“REIT Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100.00%
Hainan REIT Mingde Investment Holding Co., Ltd (“REIT Mingde”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100.00%
Yangpu Fangyuyuan United Logistics Co., Ltd. (“Fangyuyuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	90.00%
Hainan Kunneng Direct Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	51.00%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	61.60%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	90.00%

[1]	Previously known as “REIT Yangcheng”